SHARE-BASED COMPENSATION - Nonvested Restricted Shares (Details) - Restricted Stock - Kaixin 2023 and 2024 Plan - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of nonvested restricted shares
Balance at the beginning of period	106	106
Granted	3,592,183	115,169
Vested	(3,592,183)	(115,169)
Balance at the end of period	106	106	106
Weighted average fair value per ordinary shares at the granted dates
Balance at the beginning of period	$ 41,922	$ 41,922
Granted	9.8	904.5
Vested	9.8	904.5
Balance at the end of period	$ 41,922	$ 41,922	$ 41,922
Unrecognized share-based compensation expense	$ 1,181
Weighted average period for unrecognized compensation cost	2 years 1 month 6 days
Total fair value of shares vested	$ 25,405	$ 10,856	$ 11,897